Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets [Line Items]
Operating lease right-of-use assets	$ 1,274,479	$ 732,993
Operating lease right-of-use assets – accumulated amortization	(411,627)	(40,422)
Operating lease right-of-use assets – net	862,852	692,571
Operating lease liabilities, current	524,698	232,221
Operating lease liabilities, non-current	375,056	480,436
Total operating lease liabilities,	$ 899,754	$ 712,657